Credit Risk - Summary of IFRS 9 Credit Quality (Parenthetical) (Detail) - GBP (£) £ in Billions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018
Disclosure of credit risk exposure [abstract]
Average PD percentage	100.00%	100.00%
Retail mortgage offers in pipeline	£ 6.2	£ 5.2